Net sales (Details) € in Thousands	12 Months Ended
	Jun. 30, 2021 EUR (€) customer store country	Jun. 30, 2020 EUR (€) customer country	Jun. 30, 2019 EUR (€) country customer
Disclosure of geographical areas
Net sales	€ 612,096	€ 449,487	€ 379,086
Number of countries excluding Germany and the United States where net sales exceeds 10% | country	0	0	0
Number of individual customers exceeding 10% of net sales | customer	0	0	0
Net sales recognized from contract liabilities	€ 4,013	€ 3,141	€ 1,627
Germany
Disclosure of geographical areas
Number of retail stores | store	2
Net sales	€ 115,334	88,866	84,534
United States
Disclosure of geographical areas
Net sales	77,596	46,328	38,559
Europe (excluding Germany)
Disclosure of geographical areas
Net sales	253,700	178,747	141,951
Rest of the world
Disclosure of geographical areas
Net sales	€ 165,466	€ 135,546	€ 114,042